Income Taxes	12 Months Ended
Aug. 31, 2020
Income Taxes
Income Taxes

14.   Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, OneSmart Online and Yimi Cayman are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company, OneSmart Online and Yimi Cayman to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, OneSmart BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

OneSmart HK, Great EDU and Yimi HK are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on the activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as it had no assessable income for the years ended August 31, 2018, 2019 and 2020.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Shanghai Jing Xue Rui meets the requirements of “high and new technology enterprise” (“HNTE”) and could enjoy the preferential tax rate of 15%. Shanghai Jing Xue Rui has renewed the HNTE certificate in 2020 and is subject to an enterprise income tax (“EIT”) rate of 15% from calendar years 2020 through 2022.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended
	August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current	125,739	138,552	36,458	5,324
Deferred	(17,260)	(17,011)	(74,243)	(10,842)
Income tax expense/(benefit)	108,479	121,541	(37,785)	(5,518)

14.   Income Taxes (continued)

PRC (continued)

The reconciliations of the income tax expense for the years ended August 31, 2018, 2019 and 2020 were as follows:

	For the years ended
	August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	318,305	316,069	(788,450)	(115,146)
PRC statutory tax rate	25%	25%	25%	25%
Income tax/(benefit) at statutory tax rate	79,576	79,017	(197,112)	(28,786)
Non-deductible expenses	40,141	30,961	3,028	442
International tax rate difference	(4,189)	6,000	39,619	5,786
Preferential tax rate	(17,327)	(8,357)	(14,306)	(2,089)
Effect of income tax exemptions	—	(1,232)	(538)	(79)
Equity pick-up	—	(2,698)	—	—
Additional tax deduction for qualified research and development expenses	(2,066)	(5,525)	(4,278)	(625)
Change in valuation allowance	(14,241)	11,006	134,720	19,675
Expired loss	14,950	11,905	—	—
Interest and penalty	1,494	1,605	1,096	160
Outside basis difference	—	(1,583)	—	—
Effect of changes in tax rates on deferred taxes	10,141	442	(14)	(2)
Income tax expense/(benefit)	108,479	121,541	(37,785)	(5,518)

14.   Income Taxes (continued)

PRC (continued)

The significant components of the Group’s deferred tax assets were as follows:

	For the years ended August 31,
	2019	2020	2020
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	139,060	297,887	43,504
Accrued expenses and other payables	85,007	113,981	16,646
Unrecognized financing expenses of long-term payable	1,281	2,192	320
Fair value changes on financial assets	—	38,265	5,588
Leasing liability	—	353,048	51,559
Impairment of other receivables and investments	—	52,944	7,732
Excessive advertising expense	—	36,230	5,291
Others	16,725	2,050	299
Less: valuation allowance	(131,040)	(325,604)	(47,552)
Non-current deferred tax assets, net	111,033	570,993	83,387
Non-current deferred tax liabilities:
Intangible assets	(42,609)	(67,037)	(9,790)
Unrealized gain on investments	(18,724)	(186)	(27)
Capitalization of bonus	(11,003)	(15,873)	(2,318)
Fair value changes on private equity investments	(3,081)	(3,081)	(450)
Accelerated depreciation of fixed assets	(8,186)	(9,468)	(1,382)
Right-of-use Asset	—	(353,048)	(51,559)
Equity in gain of unconsolidated investees	(1,160)	(1,371)	(200)
Others	(232)	(233)	(34)
Non-current deferred tax liabilities, net	(84,995)	(450,297)	(65,760)
Deferred tax assets, net	26,038	120,696	17,627

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that were in a 3-year cumulative loss and are not forecasting profits in the near future as of August 31, 2019 and 2020. In making such determination, the Group also evaluated a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of August 31, 2020, the Group had taxable losses of RMB1,190,721 (US$173,894) derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from December 31, 2020 to 2025 if not utilized.

As of August 31, 2020, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of August 31, 2020, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB1,154,014 (US$168,533). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

14.   Income Taxes (continued)

Unrecognized Tax Benefit

As of August 31,2019 and 2020, the Group had unrecognized tax benefit of RMB25,183 and RMB25,871 (US$3,778), of which RMB24,228 and RMB23,300 (US$3,403), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of August 31,2019 and 2020, unrecognized tax benefits of RMB955 and RMB2,571 (US$375), respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended August 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at September 1	15,991	25,183	3,678
Increase	11,424	5,542	809
Decrease	(2,232)	(4,854)	(709)
Balance at August 31	25,183	25,871	3,778

In the years ended August 31, 2018, 2019 and 2020, the Group recorded interest expense accrued in relation to the unrecognized tax benefit of RMB1,494, RMB1,604 and RMB1,096 (US$160) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB5,214 and RMB6,310 (US$922) as of August 31, 2019 and 2020, respectively.

As of August 31, 2020, the tax years ended December 31, 2015 through period ended as of the reporting date for the WFOE, the VIEs and VIEs’ subsidiaries remain open to examination by the PRC tax authorities.